Commitments and Contingencies (Details)					1 Months Ended				12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 ILS (₪)	Jun. 30, 2023	Aug. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Long-term restricted deposits									$ 47,271		$ 40,553
Contingent liability									655,000
Joint project amount received	$ 379,246	₪ 1,209,797	$ 411,919	₪ 1,314,024
Grant percentage of total budget							50.00%
Grant total budget					$ 193,561			$ 271,867
Innovation grants project amount					$ 293,274	₪ 935,544
Percentage of grant budget					66.00%	66.00%
Research and Development Income [Member]
Commitments and Contingencies [Line Items]
Total research and development income									$ 56,758		$ 307,962	$ 259,473
Minimum [Member]
Commitments and Contingencies [Line Items]
Pay royalties rate									3.00%	3.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Pay royalties rate									5.00%	5.00%
Israeli Innovation Authority Grants [Member]
Commitments and Contingencies [Line Items]
Joint project amount received									$ 193,561	₪ 617,459
Grant percentage of total budget								66.00%
Grant [Member]
Commitments and Contingencies [Line Items]
Joint project amount received									252,737	806,232
Grant [Member] | Israeli Innovation Authority Grants [Member]
Commitments and Contingencies [Line Items]
Joint project amount received									$ 193,561	₪ 617,459